CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 130,697	$ 201,557
Restricted cash	18	55,679
Notes receivable	4,101	9,168
Accounts receivable, net of allowance for doubtful accounts of $845 and $ 2,223 as of December 31, 2011 and 2012, respectively	38,283	31,030
Inventories	5,678	3,918
Prepaid expenses and other current assets	5,245	6,768
Deferred costs-current	299	524
Deferred tax assets-current	1,503	1,352
Total current assets	185,824	309,996
Property and equipment, net	1,630	1,751
Intangible assets, net	198	450
Goodwill	547	541
Equity method investments	4,268	7,766
Deferred costs-non-current	301	379
Deferred tax assets-non-current	797	455
Total assets	193,565	321,338
Current liabilities:
Short-term loan		55,193
Accounts payable	1,215	1,487
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Income tax payable	3,476	1,902
Deferred tax liabilities-current	4,812
Total current liabilities	106,280	108,812
Deferred revenue-non-current	255	401
Government subsidies	3,867	1,803
Total Liabilities	110,402	111,016
Commitments (Note 23)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 58,981,890 and 59,100,754 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	30	29
Additional paid-in capital	29,724	126,583
Statutory reserve	17,856	17,694
Retained earnings	6,765	36,401
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
Noncontrolling interest	2,705	3,880
Total equity	83,163	210,322
TOTAL LIABILITIES AND EQUITY	$ 193,565	$ 321,338